Property, plant and equipment - Changes related to suspended wells (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, plant and equipment
Property, plant and equipment - beginning of the year	€ 56,299	€ 56,332
Currency translation differences	2,774	(1,578)
Other changes	727	(686)
Property, plant and equipment - end of the year	59,864	56,299	€ 56,332
Suspended exploration wells pending final determination
Property, plant and equipment
Property, plant and equipment - beginning of the year	1,391	1,085	1,101
Increases for which is ongoing the determination of proved reserves	485	834	547
Amounts previously capitalized and expensed in the year	(362)	(388)	(374)
Reclassification to successful exploratory wells following the estimation of proved reserves	(4)	(72)	(147)
Disposals	(7)	(3)	(2)
Changes in the scope of consolidation	76		(114)
Currency translation differences	83	(40)	65
Other changes		(25)	9
Property, plant and equipment - end of the year	€ 1,662	€ 1,391	€ 1,085